UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2008
Ended:                                   --------------------


Check here if Amendment [| |]; Amendment Number:
                                                ------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 250
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           02/17/2009
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                      --------------

Form 13F Information Table Entry            20
Total:
                                      --------------

Form 13F Information Table value     $   46,933
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                        INFORMATION TABLE
                                                        DECEMBER 31, 2008
                                                 VALUE    SHS OR      SH/  PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS          CUSIP     (x$1000) PRN AMT     PRN  CALL  DISCRETION MGRS  SOLE      SHARED     NONE
AMPCO-PITTSBURGH CORP          COM            032037103     1,120      51,600   SH          SOLE             51,600
BLUEPHOENIX SOLUTIONS LTD      SHS            M20157109       744     404,400   SH          SOLE            404,400
CONTANGO OIL & GAS COMPANY     COM NEW        21075N204    10,471     185,994   SH          SOLE            185,994
ELECTRO OPTICAL SCIENCES INC   COM            285192100     3,244     968,387   SH          SOLE            968,387
ENDWAVE CORP                   COM NEW        29264A206       672     280,000   SH          SOLE            280,000
EUROSEAS LTD                   COM NEW        Y23592200     1,505     350,000   SH          SOLE            350,000
GRUBB & ELLIS CO               COM PAR $0.01  400095204       664     535,300   SH          SOLE            535,300
HALOZYME THERAPEUTICS INC      COM            40637H109     1,737     310,200   SH          SOLE            310,200
INTERSECTIONS INC              COM            460981301     2,208     424,700   SH          SOLE            424,700
KHD HUMBOLDT WEDAG INTL LTD    COM            482462108     3,094     277,000   SH          SOLE            277,000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT 55608B105       175      46,300   SH          SOLE             46,300
MAUI LD & PINEAPPLE INC        COM            577345101       983      73,208   SH          SOLE             73,208
MEDCATH CORP                   COM            58404W109     3,110     297,900   SH          SOLE            297,900
OPNEXT INC                     COM            68375V105     1,313     750,000   SH          SOLE            750,000
OUTDOOR CHANNEL HLDGS INC      COM NEW        690027206       937     125,100   SH          SOLE            125,100
SILVERLEAF RESORTS INC         COM            828395103     1,669   2,317,800   SH          SOLE          2,317,800
TEGAL CORP                     COM NEW        879008209       564     512,820   SH          SOLE            512,820
TELECOMMUNICATION SYS INC      CL A           87929J103     5,584     650,000   SH          SOLE            650,000
TELULAR CORP                   COM NEW        87970T208     1,196     905,717   SH          SOLE            905,717
THINKORSWIM GROUP INC          COM            88409C105     5,944   1,057,700   SH          SOLE          1,057,700